CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	135,246	1,141,206	5,641,097
Depreciation	5,158	6,093	228,839
Gain on settlement of debt	0	0	(8,090,399)
Gain on sale of equipment	0	0	(1,978,105)
Gain on sale of subsidiaries	0	0	(474,577)
Write-down of machinery and equipment	0	0	4,471,921
Amortization of premium on marketable debt securities	0	0	175,020
Accretion of convertible notes	916,282	279,436	3,862,083
Securities received in settlement of litigation	0	0	(101,482)
Net gain on sale of marketable securities	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	433,973
Shares issued for compensation	5,827	780,325	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(284,522)	(336,115)	19,271
Net increase (decrease) in accounts payable and accrued expenses	344,166	1,470,690	(2,431,141)
Net cash used in operating activities	(2,084,940)	(4,387,717)	(53,584,697)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	13,645	12,839,183
Purchase of marketable securities	0	0	(1,726,718)
Purchase of property, plant and equipment	0	(1,709)	(9,706,308)
Proceeds from sales of equipment	0	450,000	25,650,121
Decrease in restricted cash	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)
Net cash provided by investing activities	0	461,936	35,116,400
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	103,519	9,100	244,883
Restructure fees	0	0	(2,585,119)
Settlement of convertible notes	0	0	(33,788,183)
Net cash provided by (used in) financing activities	103,519	9,100	(36,128,419)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,981,421)	(3,916,681)	(54,596,716)
Cash and cash equivalents - beginning of period	8,347,518	57,677,370	60,962,813
Cash and cash equivalents - end of period	$ 6,366,097	$ 53,760,689	$ 6,366,097